Simple Agreements for Future Equity	12 Months Ended
Dec. 31, 2025
Simple Agreements For Future Equity [Abstract]
Simple Agreements For Future Equity [Text Block]
9.	Simple Agreements for Future Equity
Prior to the Closing, the Company had entered into SAFEs with various investors that were classified as liabilities on the Company’s consolidated balance sheets and accounted for at fair value, subject to remeasurement each reporting period (see Note 5). Each SAFE had no maturity date, did not bear any interest and provided the investor with the right to convert into a variable number of shares of future equity in the Company at the stated conversion amount, if certain events or conditions were triggered. All such SAFEs converted into 30,061,262 shares of Kodiak common stock on the Closing Date, with a fair value of $263.0 million.
In 2024, the Company entered into SAFEs with several investors for an aggregate purchase amount of $45.2 million (“2024 SAFEs”), including $10.4 million with affiliates of two board members. At the same time, the terms of a SAFE entered into in 2023, with an affiliate of a board member, for an aggregate purchase amount of $10.0 million (“2023 SAFE”) were aligned with the 2024 SAFE terms. Between February and April 2025, the Company entered into SAFEs with certain investors for an aggregate purchase amount of $23.7 million (“2025 SAFEs”), including $10.0 million from an affiliate of AACT and $4.0 million from affiliates of two board members. At the same time, the terms of the 2023 SAFE and 2024 SAFEs were amended to include conversion terms upon a SPAC transaction to align with the 2025 SAFE terms. In addition, in April 2025, the $10.0 million SAFE from an affiliate of AACT was exchanged for a second lien loan pursuant to the terms of such SAFE (see Note 8).
The fair value of the SAFEs, including changes as a result of the amendments and the exchange for a second lien loan, were recorded in the consolidated statements of operations and comprehensive loss during the periods presented prior to the Closing.